EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.33%
19,399	AdvanSix Inc	$ 602,921
21,864	American Vanguard Corp	238,974
99,420	ATI Inc(a)	4,091,133
24,906	Balchem Corp	3,089,340
37,702	Carpenter Technology Corp	2,533,951
43,925	Century Aluminum Co(a)	315,821
26,659	Compass Minerals International Inc	745,119
13,938	Hawkins Inc	820,251
10,128	Haynes International Inc	471,155
41,833	HB Fuller Co	2,870,162
25,004	Ingevity Corp(a)	1,190,440
18,885	Innospec Inc	1,930,047
11,702	Kaiser Aluminum Corp	880,692
17,316	Koppers Holdings Inc	684,848
139,560	Livent Corp(a)(b)	2,569,300
45,461	Mativ Holdings Inc	648,274
34,029	Mercer International Inc	291,969
25,153	Minerals Technologies Inc	1,377,378
10,949	Quaker Chemical Corp	1,751,840
12,937	Rogers Corp(a)	1,700,827
32,138	Sensient Technologies Corp	1,879,430
15,870	Stepan Co	1,189,774
27,971	Sylvamo Corp	1,229,046
		33,102,692
Communications — 3.83%
54,147	A10 Networks Inc	813,829
58,962	ADTRAN Holdings Inc	485,257
23,364	AMC Networks Inc Class A(a)	275,228
9,150	ATN International Inc	288,774
64,913	Cargurus Inc(a)	1,137,276
50,821	Cars.com Inc(a)	856,842
10,806	Clearfield Inc(a)	309,700
34,482	Cogent Communications Holdings Inc	2,134,436
59,451	Consolidated Communications Holdings Inc(a)	203,322
200,105	DISH Network Corp Class A(a)	1,172,615
21,236	ePlus Inc(a)	1,348,911
45,292	EW Scripps Co Class A(a)	248,200
99,225	Extreme Networks Inc(a)	2,402,237
43,092	Gogo Inc(a)	514,088
84,189	Harmonic Inc(a)	810,740
19,472	HealthStream Inc	420,206
20,368	InterDigital Inc	1,634,328
18,804	Liquidity Services Inc(a)	331,326
793,131	Lumen Technologies Inc(a)	1,126,246
26,957	Perficient Inc(a)	1,559,732
39,889	QuinStreet Inc(a)	357,804
20,649	Scholastic Corp	787,553
36,188	Shenandoah Telecommunications Co	745,835
20,127	Shutterstock Inc	765,832
18,871	TechTarget Inc(a)	572,924
73,812	Telephone & Data Systems Inc	1,351,498
25,122	Thryv Holdings Inc(a)	471,540
Shares		Fair Value
Communications — (continued)
86,084	TripAdvisor Inc(a)	$ 1,427,273
55,347	Viasat Inc(a)	1,021,706
168,582	Viavi Solutions Inc(a)	1,540,840
51,999	Yelp Inc(a)	2,162,638
		29,278,736
Consumer, Cyclical — 15.65%
38,878	Abercrombie & Fitch Co Class A(a)	2,191,553
58,489	Academy Sports & Outdoors Inc	2,764,775
45,605	Advance Auto Parts Inc	2,550,688
11,746	Allegiant Travel Co	902,798
86,540	American Axle & Manufacturing Holdings Inc(a)	628,280
146,480	American Eagle Outfitters Inc	2,433,033
4,543	America's Car-Mart Inc(a)	413,368
15,830	Asbury Automotive Group Inc(a)	3,642,008
19,295	BJ's Restaurants Inc(a)	452,661
67,636	Bloomin' Brands Inc	1,663,169
23,290	Boot Barn Holdings Inc(a)	1,890,915
33,593	Brinker International Inc(a)	1,061,203
24,213	Buckle Inc	808,472
26,477	Caleres Inc	761,479
6,266	Cavco Industries Inc(a)	1,664,626
21,758	Century Communities Inc	1,452,999
35,604	Cheesecake Factory Inc	1,078,801
103,087	Chico's FAS Inc(a)	771,091
14,843	Chuy's Holdings Inc(a)	528,114
82,990	Cinemark Holdings Inc(a)	1,522,867
17,592	Cracker Barrel Old Country Store Inc	1,182,182
99,577	Dana Inc	1,460,795
26,664	Dave & Buster's Entertainment Inc(a)	988,434
35,599	Designer Brands Inc Class A	450,683
11,478	Dine Brands Global Inc	567,587
22,007	Dorman Products Inc(a)	1,667,250
18,589	Ethan Allen Interiors Inc	555,811
62,111	Foot Locker Inc(b)	1,077,626
26,308	Gentherm Inc(a)	1,427,472
30,269	G-III Apparel Group Ltd(a)	754,303
31,663	GMS Inc(a)	2,025,482
16,207	Golden Entertainment Inc	553,955
19,256	Green Brick Partners Inc(a)	799,317
10,704	Group 1 Automotive Inc	2,876,272
21,201	Guess? Inc(b)	458,790
271,247	Hanesbrands Inc	1,074,138
10,828	Haverty Furniture Cos Inc	311,630
44,188	Hawaiian Holdings Inc(a)	279,710
10,286	Hibbett Inc	488,688
35,105	HNI Corp	1,215,686
18,312	Installed Building Products Inc	2,286,986
42,062	Interface Inc	412,628
20,471	iRobot Corp(a)	775,851
15,404	Jack in the Box Inc	1,063,800

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
253,906	JetBlue Airways Corp(a)	$ 1,167,968
39,641	Kontoor Brands Inc	1,740,636
32,720	La-Z-Boy Inc	1,010,394
19,665	LCI Industries	2,309,064
142,540	Leslie's Inc(a)	806,776
15,907	LGI Homes Inc(a)	1,582,587
21,375	M/I Homes Inc(a)	1,796,355
12,762	Madison Square Garden Sports Corp	2,249,940
20,491	Marcus Corp(b)	317,610
15,483	MarineMax Inc(a)	508,152
46,601	MDC Holdings Inc	1,921,359
28,281	Meritage Homes Corp	3,461,312
28,985	Methode Electronics Inc	662,307
57,122	MillerKnoll Inc	1,396,633
10,059	Monarch Casino & Resort Inc	624,664
12,849	Movado Group Inc	351,420
58,989	National Vision Holdings Inc(a)	954,442
289,855	Newell Brands Inc	2,617,391
40,525	Nu Skin Enterprises Inc Class A	859,535
26,007	ODP Corp(a)	1,200,223
83,568	OPENLANE Inc(a)	1,246,835
11,275	Oxford Industries Inc	1,083,866
24,631	Papa John's International Inc	1,680,327
15,476	Patrick Industries Inc	1,161,629
9,293	PC Connection Inc	496,060
35,330	Phinia Inc	946,491
20,411	PriceSmart Inc	1,519,191
114,615	Resideo Technologies Inc(a)	1,810,917
84,028	Sally Beauty Holdings Inc(a)	704,155
20,459	ScanSource Inc(a)	620,112
28,583	Shake Shack Inc Class A(a)	1,659,815
14,416	Shoe Carnival Inc	346,416
34,948	Signet Jewelers Ltd	2,509,616
55,620	Six Flags Entertainment Corp(a)	1,307,626
32,664	SkyWest Inc(a)	1,369,928
17,492	Sleep Number Corp(a)	430,128
12,883	Sonic Automotive Inc Class A	615,292
102,496	Sonos Inc(a)	1,323,223
15,463	Standard Motor Products Inc	519,866
54,977	Steven Madden Ltd	1,746,619
29,492	Sun Country Airlines Holdings Inc(a)	437,661
41,204	Titan International Inc(a)	553,370
76,875	Tri Pointe Homes Inc(a)	2,102,531
11,567	UniFirst Corp	1,885,537
43,911	Urban Outfitters Inc(a)	1,435,451
10,523	Veritiv Corp	1,777,335
61,785	Victoria's Secret & Co(a)	1,030,574
46,283	Vista Outdoor Inc(a)	1,532,893
38,260	Wabash National Corp	808,051
23,028	Winnebago Industries Inc	1,369,015
60,698	Wolverine World Wide Inc	489,226
16,192	XPEL Inc(a)	1,248,565
36,028	Xperi Inc(a)	355,236
		119,600,301
Shares		Fair Value
Consumer, Non-Cyclical — 17.17%
51,211	ABM Industries Inc	$ 2,048,952
63,763	AdaptHealth Corp(a)	580,243
12,171	Addus HomeCare Corp(a)	1,036,847
32,261	Adtalem Global Education Inc(a)	1,382,384
28,985	Agiliti Inc(a)	188,113
38,515	Alarm.com Holdings Inc(a)	2,354,807
29,404	AMN Healthcare Services Inc(a)	2,504,633
29,813	Amphastar Pharmaceuticals Inc(a)	1,371,100
23,569	Andersons Inc	1,214,039
12,381	ANI Pharmaceuticals Inc(a)	718,841
40,881	Arcus Biosciences Inc(a)	733,814
74,716	Arlo Technologies Inc(a)	769,575
27,915	Artivion Inc(a)	423,191
35,190	Avanos Medical Inc(a)	711,542
45,652	Avid Bioservices Inc(a)	430,955
50,418	B&G Foods Inc(b)	498,634
28,214	BioLife Solutions Inc(a)	389,635
14,160	Calavo Growers Inc	357,257
32,104	Cal-Maine Foods Inc	1,554,476
78,875	Catalyst Pharmaceuticals Inc(a)	922,049
8,214	Central Garden & Pet Co(a)	362,566
33,583	Central Garden & Pet Co Class A(a)	1,346,342
83,468	Certara Inc(a)	1,213,625
25,554	Chefs' Warehouse Inc(a)	541,234
28,107	Collegium Pharmaceutical Inc(a)	628,191
108,974	Community Health Systems Inc(a)	316,025
23,735	CONMED Corp	2,393,675
70,078	Corcept Therapeutics Inc(a)	1,909,275
87,783	CoreCivic Inc(a)	987,559
7,017	CorVel Corp(a)	1,379,893
27,293	Cross Country Healthcare Inc(a)	676,593
76,460	Cytek Biosciences Inc(a)	422,059
74,246	Cytokinetics Inc(a)	2,187,287
33,161	Deluxe Corp	626,411
96,984	Dynavax Technologies Corp(a)	1,432,454
39,458	Edgewell Personal Care Co	1,458,368
42,442	elf Beauty Inc(a)	4,661,405
44,619	Embecta Corp	671,516
41,274	Enhabit Inc(a)	464,333
43,222	Ensign Group Inc	4,016,620
50,190	EVERTEC Inc	1,866,064
9,458	Forrester Research Inc(a)	273,336
68,699	Fortrea Holdings Inc(a)	1,964,104
25,495	Fresh Del Monte Produce Inc	658,791
16,218	Fulgent Genetics Inc(a)	433,669
93,414	GEO Group Inc(a)	764,126
37,491	Glaukos Corp(a)	2,821,198
32,705	Green Dot Corp Class A(a)	455,581
62,995	Hain Celestial Group Inc(a)	653,258
24,451	Harmony Biosciences Holdings Inc(a)	801,259
57,305	Healthcare Services Group Inc	597,691

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
16,312	Heidrick & Struggles International Inc	$ 408,126
103,174	Hostess Brands Inc(a)	3,436,726
43,850	Innoviva Inc(a)	569,612
25,836	Integer Holdings Corp(a)	2,026,317
13,891	Inter Parfums Inc	1,866,117
105,874	Ironwood Pharmaceuticals Inc(a)	1,019,567
20,610	iTeos Therapeutics Inc(a)	225,680
11,943	J & J Snack Foods Corp	1,954,472
6,544	John B Sanfilippo & Son Inc	646,547
31,458	John Wiley & Sons Inc Class A	1,169,294
26,916	Kelly Services Inc Class A	489,602
42,051	Korn Ferry	1,994,899
15,938	LeMaitre Vascular Inc	868,302
12,502	Ligand Pharmaceuticals Inc(a)	749,120
50,265	LiveRamp Holdings Inc(a)	1,449,643
23,891	Matthews International Corp Class A	929,599
8,383	Medifast Inc	627,468
44,663	Merit Medical Systems Inc(a)	3,082,640
11,581	MGP Ingredients Inc	1,221,564
64,816	Mister Car Wash Inc(a)	357,136
10,302	ModivCare Inc(a)	324,616
25,385	Monro Inc	704,941
64,405	Myriad Genetics Inc(a)	1,033,056
18,931	National Beverage Corp(a)	890,136
101,453	NeoGenomics Inc(a)	1,247,872
34,022	Omnicell Inc(a)	1,532,351
60,779	OraSure Technologies Inc(a)	360,419
29,568	Orthofix Medical Inc(a)	380,244
57,134	Owens & Minor Inc(a)	923,285
35,034	Pacira BioSciences Inc(a)	1,074,843
202,161	Payoneer Global Inc(a)	1,237,225
62,528	Pediatrix Medical Group Inc(a)	794,731
50,950	Perdoceo Education Corp	871,245
18,053	Phibro Animal Health Corp Class A	230,537
89,887	Premier Inc Class A	1,932,570
38,470	Prestige Consumer Healthcare Inc(a)	2,200,099
34,660	PROG Holdings Inc(a)	1,151,059
24,528	Quanex Building Products Corp	690,954
46,816	RadNet Inc(a)	1,319,743
31,365	REGENXBIO Inc(a)	516,268
27,705	Resources Connection Inc	413,082
254,872	Sabre Corp(a)	1,144,375
80,962	Select Medical Holdings Corp	2,045,910
68,695	Simply Good Foods Co(a)	2,371,351
23,997	SpartanNash Co	527,934
38,433	STAAR Surgical Co(a)	1,544,238
17,093	Strategic Education Inc	1,286,248
31,356	Stride Inc(a)	1,411,961
41,350	Supernus Pharmaceuticals Inc(a)	1,140,020
49,022	Tandem Diabetes Care Inc(a)	1,018,187
14,905	Tootsie Roll Industries Inc	445,063
40,470	TreeHouse Foods Inc(a)	1,763,683
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
25,358	TrueBlue Inc(a)	$ 372,002
5,271	UFP Technologies Inc(a)	851,003
42,994	United Natural Foods Inc(a)	607,935
20,074	Universal Corp	947,694
35,646	Upbound Group Inc	1,049,775
12,000	US Physical Therapy Inc	1,100,760
9,157	USANA Health Sciences Inc(a)	536,692
27,835	Varex Imaging Corp(a)	523,020
97,436	Vector Group Ltd	1,036,719
36,643	Vericel Corp(a)	1,228,273
16,803	Viad Corp(a)	440,239
62,963	Vir Biotechnology Inc(a)	589,963
10,303	WD-40 Co	2,093,982
48,972	Xencor Inc(a)	986,786
		131,161,115
Energy — 5.66%
109,539	Archrock Inc	1,380,191
19,183	Bristow Group Inc(a)	540,385
50,340	California Resources Corp	2,819,543
41,678	Callon Petroleum Co(a)	1,630,443
74,595	Comstock Resources Inc	822,783
22,354	CONSOL Energy Inc	2,345,158
35,808	Core Laboratories Inc	859,750
22,080	CVR Energy Inc	751,383
25,501	Dril-Quip Inc(a)	718,363
47,341	Green Plains Inc(a)	1,424,964
110,092	Helix Energy Solutions Group Inc(a)	1,229,728
77,211	Helmerich & Payne Inc	3,255,216
118,915	Liberty Energy Inc	2,202,306
6,792	Nabors Industries Ltd(a)	836,367
65,035	Northern Oil & Gas Inc	2,616,358
80,654	NOW Inc(a)	957,363
75,470	Oceaneering International Inc(a)	1,941,088
46,230	Oil States International Inc(a)	386,945
43,579	Par Pacific Holdings Inc(a)	1,566,229
248,909	Patterson-UTI Energy Inc	3,444,901
67,432	ProPetro Holding Corp(a)	716,802
12,144	REX American Resources Corp(a)	494,504
67,963	RPC Inc	607,589
92,151	SM Energy Co	3,653,787
68,436	SunCoke Energy Inc	694,625
71,070	SunPower Corp(a)(b)	438,502
78,033	Talos Energy Inc(a)	1,282,863
58,011	US Silica Holdings Inc(a)	814,475
12,997	Vital Energy Inc(a)	720,294
41,202	Warrior Met Coal Inc	2,104,598
		43,257,503
Financial — 24.91%
69,796	Acadia Realty Trust REIT	1,001,573
58,671	Alexander & Baldwin Inc REIT	981,566
36,479	Ambac Financial Group Inc(a)	439,937

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
Financial — (continued)
37,725	American Assets Trust Inc REIT	$ 733,751
48,034	American Equity Investment Life Holding Co(a)	2,576,544
50,469	Ameris Bancorp	1,937,505
15,602	AMERISAFE Inc	781,192
89,543	Anywhere Real Estate Inc(a)	575,762
98,383	Apollo Commercial Real Estate Finance Inc REIT	996,620
163,366	Apple Hospitality Inc REIT	2,506,034
144,196	Arbor Realty Trust Inc REIT	2,188,895
47,202	Armada Hoffler Properties Inc REIT	483,348
181,681	ARMOUR Residential Inc REIT(a)(b)	772,144
52,362	Artisan Partners Asset Management Inc Class A	1,959,386
43,210	Assured Guaranty Ltd	2,615,069
58,236	Atlantic Union Bankshares Corp	1,676,032
27,698	Avantax Inc(a)	708,515
40,737	Axos Financial Inc(a)	1,542,303
13,016	B Riley Financial Inc(b)	533,526
43,894	Banc of California Inc	543,408
11,255	BancFirst Corp	976,146
42,153	Bancorp Inc(a)	1,454,278
30,619	Bank of Hawaii Corp(b)	1,521,458
59,241	BankUnited Inc	1,344,771
26,085	Banner Corp	1,105,482
33,143	Berkshire Hills Bancorp Inc	664,517
131,977	Blackstone Mortgage Trust Inc REIT Class A(b)	2,870,500
142,315	Brandywine Realty Trust REIT	646,110
38,602	Bread Financial Holdings Inc	1,320,188
25,978	Brightsphere Investment Group Inc	503,713
71,670	Brookline Bancorp Inc	652,914
88,043	Capitol Federal Financial Inc	419,965
79,236	CareTrust Inc REIT	1,624,338
55,066	Cathay General Bancorp	1,914,094
12,464	Centerspace REIT	751,081
21,206	Central Pacific Financial Corp	353,716
42,101	Chatham Lodging Trust REIT	402,907
11,458	City Holding Co	1,035,230
41,166	Community Bank System Inc	1,737,617
18,650	Community Healthcare Trust Inc REIT	553,905
132,180	Cushman & Wakefield PLC(a)	1,007,212
21,869	Customers Bancorp Inc(a)	753,387
101,960	CVB Financial Corp	1,689,477
159,703	DiamondRock Hospitality Co REIT	1,282,415
26,291	Dime Community Bancshares Inc	524,768
129,482	Douglas Emmett Inc REIT	1,652,190
22,507	Eagle Bancorp Inc	482,775
75,591	Easterly Government Properties Inc REIT	864,005
51,940	Ellington Financial Inc REIT(b)	647,692
70,993	Elme Communities REIT	968,345
Shares		Fair Value
Financial — (continued)
20,240	Employers Holdings Inc	$ 808,588
18,858	Encore Capital Group Inc(a)	900,658
23,817	Enova International Inc(a)	1,211,571
118,895	Essential Properties Realty Trust Inc REIT	2,571,699
59,923	eXp World Holdings Inc	973,150
45,855	EZCORP Inc Class A(a)(b)	378,304
26,458	FB Financial Corp	750,349
32,999	First Bancorp	928,592
138,459	First BanCorp	1,863,658
77,831	First Commonwealth Financial Corp	950,317
75,363	First Financial Bancorp	1,477,115
97,396	First Hawaiian Inc	1,757,998
69,339	Four Corners Property Trust Inc REIT	1,538,632
63,831	Franklin BSP Realty Trust Inc REIT	845,122
127,379	Fulton Financial Corp	1,542,560
359,616	Genworth Financial Inc Class A(a)	2,107,350
36,450	Getty Realty Corp REIT	1,010,758
148,586	Global Net Lease Inc REIT	1,427,911
18,231	Goosehead Insurance Inc Class A(a)	1,358,756
25,780	Hanmi Financial Corp	418,409
82,236	Hannon Armstrong Sustainable Infrastructure Capital Inc REIT(b)	1,743,403
4,351	HCI Group Inc	236,216
28,769	Heritage Financial Corp	469,222
84,511	Highwoods Properties Inc REIT	1,741,772
33,902	Hilltop Holdings Inc	961,461
91,151	Hope Bancorp Inc	806,686
31,726	Horace Mann Educators Corp	932,110
89,812	Hudson Pacific Properties Inc REIT	597,250
34,273	Independent Bank Corp	1,682,462
28,560	Independent Bank Group Inc	1,129,548
21,696	Innovative Industrial Properties Inc REIT(b)	1,641,519
32,665	Invesco Mortgage Capital Inc REIT(b)	326,977
55,983	Jackson Financial Inc Class A	2,139,670
31,129	James River Group Holdings Ltd	477,830
72,397	JBG SMITH Properties REIT	1,046,861
90,439	Kennedy-Wilson Holdings Inc	1,333,071
47,218	KKR Real Estate Finance Trust Inc REIT	560,478
19,907	Lakeland Financial Corp	944,786
131,337	Lincoln National Corp	3,242,710
30,326	LTC Properties Inc REIT	974,374
222,639	LXP Industrial Trust REIT	1,981,487
163,877	Macerich Co REIT	1,787,898
20,179	Marcus & Millichap Inc	592,052
22,114	Mercury General Corp	619,855
51,604	Moelis & Co Class A	2,328,888
51,912	Mr Cooper Group Inc(a)	2,780,407

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
Financial — (continued)
28,297	National Bank Holdings Corp Class A	$ 842,119
67,990	Navient Corp	1,170,788
34,871	NBT Bancorp Inc	1,105,062
67,633	New York Mortgage Trust Inc REIT	574,204
18,688	NexPoint Residential Trust Inc REIT	601,380
63,761	NMI Holdings Inc Class A(a)	1,727,285
25,523	Northfield Bancorp Inc	241,192
99,892	Northwest Bancshares Inc	1,021,895
37,252	OFG Bancorp	1,112,345
107,244	Outfront Media Inc REIT	1,083,164
76,055	Pacific Premier Bancorp Inc	1,654,957
88,286	PacWest Bancorp	698,342
18,616	Palomar Holdings Inc(a)	944,762
10,969	Park National Corp	1,036,790
20,366	Pathward Financial Inc	938,669
89,053	Pebblebrook Hotel Trust REIT	1,210,230
65,701	PennyMac Mortgage Investment Trust REIT	814,692
91,168	Phillips Edison & Co Inc REIT	3,057,775
11,695	Piper Sandler Cos	1,699,400
27,200	PRA Group Inc(a)	522,512
9,754	Preferred Bank	607,187
40,431	ProAssurance Corp	763,742
60,861	Provident Financial Services Inc	930,565
122,237	Radian Group Inc	3,069,371
122,697	Ready Capital Corp REIT	1,240,467
84,556	Redwood Trust Inc REIT	602,884
42,598	Renasant Corp	1,115,642
93,019	Retail Opportunity Investments Corp REIT	1,151,575
61,990	RPT Realty REIT	654,614
29,011	S&T Bancorp Inc	785,618
33,672	Safehold Inc REIT(b)	599,362
10,505	Safety Insurance Group Inc	716,336
11,124	Saul Centers Inc REIT	392,343
66,406	Seacoast Banking Corp of Florida	1,458,276
129,755	Service Properties Trust REIT	997,816
38,036	ServisFirst Bancshares Inc(b)	1,984,338
98,050	Simmons First National Corp Class A	1,662,928
71,508	SiriusPoint Ltd(a)	727,236
137,518	SITE Centers Corp REIT	1,695,597
51,154	SL Green Realty Corp REIT	1,908,044
21,875	Southside Bancshares Inc	627,813
27,370	St Joe Co	1,487,012
37,184	Stellar Bancorp Inc	792,763
21,010	Stewart Information Services Corp	920,238
14,312	StoneX Group Inc(a)	1,387,119
88,507	Summit Hotel Properties Inc REIT	513,341
156,448	Sunstone Hotel Investors Inc REIT	1,462,789
82,360	Tanger Factory Outlet Centers Inc REIT	1,861,336
Shares		Fair Value
Financial — (continued)
10,363	Tompkins Financial Corp	$ 507,683
16,810	Triumph Financial Inc(a)	1,089,120
28,988	Trupanion Inc(a)(b)	817,462
15,401	TrustCo Bank Corp NY	420,293
46,414	Trustmark Corp	1,008,576
72,386	Two Harbors Investment Corp REIT	958,391
93,292	United Community Banks Inc	2,370,550
18,726	United Fire Group Inc	369,839
172,034	Uniti Group Inc REIT	812,000
10,282	Universal Health Realty Income Trust REIT	415,701
93,206	Urban Edge Properties REIT	1,422,324
58,439	Veris Residential Inc REIT	964,244
40,492	Veritex Holdings Inc	726,831
5,388	Virtus Investment Partners Inc	1,088,322
24,992	Walker & Dunlop Inc	1,855,406
49,001	Washington Federal Inc	1,255,406
20,827	Westamerica BanCorp	900,768
39,802	Whitestone REIT	383,293
84,585	WisdomTree Inc	592,095
2,847	World Acceptance Corp(a)(b)	361,740
46,852	WSFS Financial Corp	1,710,098
82,232	Xenia Hotels & Resorts Inc REIT	968,693
		190,351,546
Industrial — 17.14%
51,777	AAON Inc	2,944,558
25,389	AAR Corp(a)	1,511,407
29,238	Advanced Energy Industries Inc	3,015,023
19,752	AeroVironment Inc(a)	2,202,941
8,198	Alamo Group Inc	1,417,106
24,212	Albany International Corp Class A	2,089,011
12,717	American Woodmark Corp(a)	961,532
17,123	Apogee Enterprises Inc	806,151
29,742	Applied Industrial Technologies Inc	4,598,411
18,656	ArcBest Corp	1,896,382
37,716	Arcosa Inc	2,711,780
17,409	Astec Industries Inc	820,138
18,158	AZZ Inc	827,642
22,523	Badger Meter Inc	3,240,384
40,231	Barnes Group Inc	1,366,647
26,570	Benchmark Electronics Inc	644,588
30,059	Boise Cascade Co	3,097,279
35,653	Brady Corp Class A	1,958,063
15,250	CIRCOR International Inc(a)	850,188
11,672	Clearwater Paper Corp(a)	423,110
27,676	Comfort Systems USA Inc	4,716,267
23,925	CTS Corp	998,630
26,360	Dorian LPG Ltd	757,323
9,836	DXP Enterprises Inc(a)	343,670
22,772	Dycom Industries Inc(a)	2,026,708
13,050	Encore Wire Corp	2,381,103
52,186	Energizer Holdings Inc	1,672,040

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
Industrial — (continued)
43,568	Enerpac Tool Group Corp	$ 1,151,502
15,994	EnPro Industries Inc	1,938,313
20,022	ESCO Technologies Inc	2,091,098
27,975	Fabrinet(a)	4,661,195
47,364	Federal Signal Corp	2,829,052
19,725	Forward Air Corp	1,355,896
30,662	Franklin Electric Co Inc	2,735,970
62,387	Frontdoor Inc(a)	1,908,418
24,123	Gibraltar Industries Inc(a)	1,628,544
33,684	Granite Construction Inc	1,280,666
23,917	Greenbrier Cos Inc	956,680
31,802	Griffon Corp	1,261,585
66,809	Harsco Corp(a)	482,361
97,688	Hayward Holdings Inc(a)	1,377,401
33,788	Heartland Express Inc	496,346
53,759	Hillenbrand Inc	2,274,543
24,395	Hub Group Inc Class A(a)	1,915,983
23,863	Ichor Holdings Ltd(a)	738,798
16,135	Insteel Industries Inc	523,742
35,162	Itron Inc(a)	2,130,114
24,724	John Bean Technologies Corp	2,599,481
22,843	Kaman Corp	448,865
60,556	Kennametal Inc	1,506,633
72,293	Knowles Corp(a)	1,070,659
8,082	Lindsay Corp	951,090
43,313	Marten Transport Ltd	853,699
97,520	Masterbrand Inc(a)	1,184,868
16,025	Materion Corp	1,633,108
27,404	Matson Inc	2,431,283
39,765	Mercury Systems Inc(a)	1,474,884
4,113	Mesa Laboratories Inc	432,153
22,304	Moog Inc Class A	2,519,460
43,344	Mueller Industries Inc	3,257,735
30,326	Myers Industries Inc	543,745
12,818	MYR Group Inc(a)	1,727,354
4,292	National Presto Industries Inc	310,998
10,284	NV5 Global Inc(a)	989,629
120,414	O-I Glass Inc(a)	2,014,526
8,131	Olympic Steel Inc	457,044
11,718	OSI Systems Inc(a)	1,383,193
46,248	PGT Innovations Inc(a)	1,283,382
21,339	Plexus Corp(a)	1,984,100
6,858	Powell Industries Inc	568,528
21,293	Proto Labs Inc(a)	562,135
87,544	RXO Inc(a)	1,727,243
44,140	Sanmina Corp(a)	2,395,919
35,403	SPX Technologies Inc(a)	2,881,804
9,201	Standex International Corp	1,340,494
13,311	Sturm Ruger & Co Inc	693,769
14,537	Tennant Co	1,077,919
27,974	TimkenSteel Corp(a)	607,595
62,902	Trinity Industries Inc	1,531,664
54,490	Triumph Group Inc(a)	417,393
82,902	TTM Technologies Inc(a)	1,067,778
46,611	World Kinect Corp	1,045,485
		130,991,904
Shares		Fair Value
Technology — 8.70%
102,546	3D Systems Corp(a)	$ 503,501
77,038	Adeia Inc	822,766
15,164	Agilysys Inc(a)	1,003,250
18,129	Alpha & Omega Semiconductor Ltd(a)	540,969
32,768	Apollo Medical Holdings Inc(a)	1,010,893
27,553	Avid Technology Inc(a)	740,349
25,198	Axcelis Technologies Inc(a)	4,108,534
32,426	Cerence Inc(a)	660,518
18,772	CEVA Inc(a)	363,989
37,643	Cohu Inc(a)	1,296,425
14,030	Consensus Cloud Solutions Inc(a)	353,275
33,034	Corsair Gaming Inc(a)	479,984
23,969	CSG Systems International Inc	1,225,295
28,233	Digi International Inc(a)	762,291
75,262	Digital Turbine Inc(a)	455,335
35,527	Diodes Inc(a)	2,800,949
19,017	Donnelley Financial Solutions Inc(a)	1,070,277
97,303	DoubleVerify Holdings Inc(a)	2,719,619
17,589	Ebix Inc(b)	173,779
59,069	FormFactor Inc(a)	2,063,871
23,253	Insight Enterprises Inc(a)	3,383,311
43,488	Kulicke & Soffa Industries Inc	2,114,821
56,521	MaxLinear Inc(a)	1,257,592
55,714	N-able Inc(a)	718,711
54,847	NetScout Systems Inc(a)	1,536,813
41,756	NextGen Healthcare Inc(a)	990,870
30,662	OneSpan Inc(a)	329,617
37,715	Onto Innovation Inc(a)	4,809,417
24,151	PDF Solutions Inc(a)	782,492
45,598	Photronics Inc(a)	921,536
113,909	Pitney Bowes Inc	344,005
79,075	Privia Health Group Inc(a)	1,818,725
33,253	Progress Software Corp	1,748,443
83,914	Rambus Inc(a)	4,681,562
42,479	Schrodinger Inc(a)	1,200,881
50,907	Semtech Corp(a)	1,310,855
12,908	Simulations Plus Inc	538,264
13,064	SiTime Corp(a)	1,492,562
39,881	SMART Global Holdings Inc(a)	971,102
28,249	SPS Commerce Inc(a)	4,819,561
14,817	TTEC Holdings Inc	388,502
34,329	Ultra Clean Holdings Inc(a)	1,018,541
42,263	Veeco Instruments Inc(a)	1,188,013
85,734	Veradigm Inc(a)	1,126,545
130,748	Verra Mobility Corp(a)	2,444,988
86,313	Xerox Holdings Corp	1,354,251
		66,447,849
Utilities — 1.82%
28,715	American States Water Co	2,259,296
58,483	Avista Corp	1,893,095
44,691	California Water Service Group	2,114,331
14,199	Chesapeake Utilities Corp	1,387,952
13,429	Middlesex Water Co	889,671
28,362	Northwest Natural Holding Co	1,082,294

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
Utilities — (continued)
32,267	Otter Tail Corp	$ 2,449,711
22,492	SJW Group	1,351,994
11,111	Unitil Corp	474,551
		13,902,895
TOTAL COMMON STOCK — 99.21% (Cost $743,287,910)		$758,094,541
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.15%
$4,102,941	Undivided interest of 23.50% in a repurchase agreement (principal amount/value $17,520,516 with a maturity value of $17,528,254) with Credit Agricole Securities (USA) Inc, 5.30%, dated 9/30/23 to be repurchased at $4,102,941 on 10/2/23 collateralized by Government National Mortgage Association securities, 5.00%, 3/20/53, with a value of $17,870,926.(c)	4,102,941
4,102,941	Undivided interest of 3.62% in a repurchase agreement (principal amount/value $113,517,620 with a maturity value of $113,567,757) with RBC Capital Markets Corp, 5.30%, dated 9/30/23 to be repurchased at $4,102,941 on 10/2/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 10/5/23 - 9/1/53, with a value of $115,787,972.(c)	4,102,941
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$4,102,941	Undivided interest of 3.70% in a repurchase agreement (principal amount/value $111,153,217 with a maturity value of $111,202,310) with Bank of America Securities Inc, 5.30%, dated 9/30/23 to be repurchased at $4,102,941 on 10/2/23 collateralized by various U.S. Government Agency securities, 2.50% - 5.50%, 4/20/43 - 9/1/53, with a value of $113,376,281.(c)	$ 4,102,941
4,102,941	Undivided interest of 3.76% in a repurchase agreement (principal amount/value $109,270,736 with a maturity value of $109,318,997) with Citigroup Global Markets Inc, 5.30%, dated 9/30/23 to be repurchased at $4,102,941 on 10/2/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.09%, 8/5/25 - 5/20/72, with a value of $111,456,151.(c)	4,102,941
TOTAL SHORT TERM INVESTMENTS — 2.15% (Cost $16,411,764)		$16,411,764
TOTAL INVESTMENTS — 101.36% (Cost $759,699,674)		$774,506,305
OTHER ASSETS & LIABILITIES, NET — (1.36)%		$(10,421,626)
TOTAL NET ASSETS — 100.00%		$764,084,679

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 29, 2023.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At September 29, 2023 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized (Depreciation)
Long
Russell 2000 E-mini Futures	73	USD	6,565	Dec 2023	$(107,415)
				Net Depreciation	$(107,415)
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Currency Abbreviations
USD	U.S. Dollar
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 29, 2023

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2023, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 75 long futures contracts and an average of 0 short futures contracts for the reporting period.

September 29, 2023